Financing Obligation	12 Months Ended
Dec. 31, 2020
Financing Obligation [Abstract]
Financing Obligation
7. Financing Obligation
In June 2020, the Company entered into a sale and finance leaseback transaction with a related party for land and a facility in Hamilton, Montana, used for warehouse and greenhouse space, for an initial term of 15 years or through May 2035. The Company also has an option to extend the term of the facility lease for three consecutive terms of five years each, of which the Company currently reasonably expects to extend the first term. The transaction did not qualify for sale leaseback accounting due to the finance leaseback classification prohibiting sale accounting. Therefore, the assets remain on the consolidated balance sheet (refer to Note 4—Property and Equipment) with the proceeds from the transaction and purchases of equipment on behalf of the related party recorded as a financing obligation. In addition, the Company will manage the facility and perform maintenance in exchange for a management fee under the property maintenance and management services agreement. The contractual payments for both the lease agreement and property maintenance and management agreement are applied as payments of deemed principal and imputed interest. The Company utilized a rate of 11.60% to calculate imputed interest. See Note 14—Related Party for further discussion.
The lease agreement does not contain residual value guarantees. The agreement does not contain restrictions or covenants that may result in additional financial obligations. The landlord has the option to construct future improvements on the property; when the improvements are completed, the base rent will increase.
The following tables summarizes the financing obligation and the presentation in our consolidated statements of operations for the period presented (in thousands):

For the year ended December 31,
2020
Financing obligation:
Amortization of financing obligation assets	$215
Interest on financing liabilities	475

Total financing obligations	$690

The following table summarizes future financing obligation payments by fiscal year for the year ending December 31, 2020 (in thousands):

As of December 31,	Finance Obligation
2021	$763
2022	779
2023	823
2024	862
2025	879
Thereafter	14,608

Total financing obligation payments	18,714
Amount representing interest	(13,599)
Net financing obligation and asset at end of term	2,071

Financing obligation liability	7,186
CIP obligation	2,030

Total financing obligation	$9,216